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Elkhorn FTSE RAFI U.S. Equity Income ETF
ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
INVESTMENT OBJECTIVE

The Elkhorn FTSE RAFI U.S. Equity Income ETF (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI US Equity Income Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until March 31, 2017, and thereafter to represent the imposition of the 12b-1 fee of an additional 0.25% per annum of the Fund’s average daily net assets. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally will invest at least 90% of its total assets in dividend-paying U.S.-listed common stocks that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. FTSE International Limited (“FTSE”) and Frank Russell Company (“Russell”) (together, the “Index Provider”) compile, maintain and calculate the Index.

  The Index comprises U.S.-listed large, mid and small capitalization stocks. The Index is designed to measure the performance of high dividend yielding stocks that have been screened for financial health. The Index begins with the FTSE US All Cap Index (the “Initial Universe”) and then follows a rules-based methodology to select high yield stocks which have been screened to target sustainable income. The Initial Universe is a market-capitalization weighted index representing the performance of large, mid and small capitalization stocks in the United States. The Index Provider ranks constituents by three financial health metrics: (i) return on assets; (ii) cash flow to short-term debt plus interest expenses; and (iii) net operating assets scaled by total assets. Constituents comprising the bottom ranked 20% in any one of these measures are excluded. The Index Provider then ranks the remaining constituents by trailing 12-month yield; below-median yielding companies are removed. Next, the Index Provider weights the eligible stocks by the fundamental weight times dividend yield. Index constituents are selected and weighted using four fundamental factors, as opposed to market capitalization. Fundamental weights are calculated using the following fundamental measures of company size drawn from a company’s annual financial statements: (i) sales averaged over the prior five years; (ii) cash flow averaged over the prior five years; (iii) book value at the review date; and (iv) dividend distributions averaged over the last five years. The fundamental weight for each security is determined by equally weighting each of these fundamental measures. Finally, the Index Provider may adjust the weighting of each constituent relative to its respective liquidity as measured by average daily trading volume, adhering to a maximum 5% and minimum 0.1% weight to any single constituent.

  As of October 30, 2015, the Index consists of approximately 158 stocks from the Initial Universe. Index constituents are rebalanced annually in March.

For more information on the Index, please refer to the Index Provider section later in this prospectus.

  The Fund may employ a representative sampling indexing strategy to track the Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.

   Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

    Active Market Risk. Although the Fund intends to principally trade the Shares on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares may trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value.

    Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

    Equity Securities Risk. The Fund invests in equity securities. The value of the Shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

    Fluctuation of Net Asset Value Risk. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

    Index Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of their investment merit. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

    Market Capitalization Risk. The Index and therefore the Fund will comprise large, mid and small capitalization stocks. As a result, the Fund may be exposed to additional risk associated with mid and small capitalization companies. Increased exposure to mid and/or small capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies. Stocks of small and/or mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

    Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

    New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

    Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Although the Fund currently intends to seek to fully replicate the Index, the Fund may use a representative sampling approach, which may cause the Fund not to be as well-correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions represented in the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

     Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

     Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. The Index, and therefore the Fund, is not currently anticipated to concentrate in any industry.

     The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.elkhorn.com and will provide some indication of the risks of investing in the Fund.